Loans and Accounts Receivable From Customers - Movements in Credit Risk Provisions (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ (978,754)
Ending balance	(937,994)	$ (978,754)
Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(681,029)	(747,617)
- Increases due to change in credit risk	(98,680)	(146,676)
Decreases due to change in credit risk	86,955	52,968
- Charge-offs	102,109	61,536
- Changes due to modifications that did not result in derecognition		25,936
New financial assets originated or purchased	(121,662)
New financial assets originated or purchased		(210,999)
Financial assets that have been derecognized	141,544	290,422
Foreign exchange and other movements	49,564	(6,599)
Ending balance	(521,199)	(681,029)
Mortgages loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(77,298)	(73,465)
- Increases due to change in credit risk	(43,274)	(23,189)
Decreases due to change in credit risk	12,936	15,587
- Charge-offs	3,756	3,994
- Changes due to modifications that did not result in derecognition	617	84
New financial assets originated or purchased	(4,696)	(20,928)
Financial assets that have been derecognized	5,005	20,708
Foreign exchange and other movements	2,110	(89)
Ending balance	(100,844)	(77,298)
Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(189,485)
- Increases due to change in credit risk	(114,689)
Decreases due to change in credit risk	37,972
- Charge-offs	90,291
- Changes due to modifications that did not result in derecognition	193
New financial assets originated or purchased	(143,375)
Financial assets that have been derecognized	31,933
Foreign exchange and other movements	13,229
Ending balance	(273,931)	(189,485)
Loans and receivables to Amortized Cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(947,812)	(1,041,873)
- Increases due to change in credit risk	(256,643)	(234,623)
Decreases due to change in credit risk	137,863	125,986
- Charge-offs	196,156	153,702
- Changes due to modifications that did not result in derecognition	810	26,842
New financial assets originated or purchased	(269,734)
New financial assets originated or purchased		(328,124)
Financial assets that have been derecognized	178,482	357,874
Foreign exchange and other movements	64,904	(7,596)
Ending balance	(895,974)	(947,812)
Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(256,091)	(321,444)
- Increases due to change in credit risk	(10,625)	(44,610)
Decreases due to change in credit risk	13,782	1,285
- Charge-offs	20,031	538
New financial assets originated or purchased	(12,106)
New financial assets originated or purchased		(67,474)
Financial assets that have been derecognized	53,779	151,856
Foreign exchange and other movements	44,880	23,758
Ending balance	(146,350)	(256,091)
Individually Evaluated [Member] | Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(256,091)	(321,444)
- Increases due to change in credit risk	(10,625)	(44,610)
Decreases due to change in credit risk	13,782	1,285
- Charge-offs	20,031	538
New financial assets originated or purchased	(12,106)
New financial assets originated or purchased		(67,474)
Financial assets that have been derecognized	53,779	151,856
Foreign exchange and other movements	44,880	23,758
Ending balance	(146,350)	(256,091)
Individually Evaluated [Member] | Stage1 [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(1,473)	(46)
- Transfers to stage 2	42	434
- Increases due to change in credit risk		(551)
New financial assets originated or purchased	630
New financial assets originated or purchased		(923)
Financial assets that have been derecognized	871	54
Foreign exchange and other movements	(70)	(441)
Ending balance		(1,473)
Individually Evaluated [Member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(1,473)	(46)
- Transfers to stage 2	42	434
- Increases due to change in credit risk		(551)
New financial assets originated or purchased	630
New financial assets originated or purchased		(923)
Financial assets that have been derecognized	871	54
Foreign exchange and other movements	(70)	(441)
Ending balance		(1,473)
Individually Evaluated [Member] | Stage 2 [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(41,439)	(66,280)
- Transfers to stage 2	(42)	(896)
- Transfers to stage 3	2,186	38,161
- Increases due to change in credit risk	(5,371)	(13,174)
Decreases due to change in credit risk	3,515	1,033
New financial assets originated or purchased	(2,229)
New financial assets originated or purchased		(9,685)
Financial assets that have been derecognized	3,227	16,584
Foreign exchange and other movements	15,730	(7,182)
Ending balance	(24,423)	(41,439)
Individually Evaluated [Member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(41,439)	(66,280)
- Transfers to stage 2	(42)	(896)
- Transfers to stage 3	2,186	38,161
- Increases due to change in credit risk	(5,371)	(13,174)
Decreases due to change in credit risk	3,515	1,033
New financial assets originated or purchased	(2,229)
New financial assets originated or purchased		(9,685)
Financial assets that have been derecognized	3,227	16,584
Foreign exchange and other movements	15,730	(7,182)
Ending balance	(24,423)	(41,439)
Individually Evaluated [Member] | Stage 3 [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(213,179)	(255,118)
- Transfers to stage 2		462
- Transfers to stage 3	(2,186)	(38,161)
- Increases due to change in credit risk	(5,254)	(30,885)
Decreases due to change in credit risk	10,267	252
- Charge-offs	20,031	538
New financial assets originated or purchased	(10,507)
New financial assets originated or purchased		(56,866)
Financial assets that have been derecognized	49,681	135,218
Foreign exchange and other movements	29,220	31,381
Ending balance	(121,927)	(213,179)
Individually Evaluated [Member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(213,179)	(255,118)
- Transfers to stage 2		462
- Transfers to stage 3	(2,186)	(38,161)
- Increases due to change in credit risk	(5,254)	(30,885)
Decreases due to change in credit risk	10,267	252
- Charge-offs	20,031	538
New financial assets originated or purchased	(10,507)
New financial assets originated or purchased		(56,866)
Financial assets that have been derecognized	49,681	135,218
Foreign exchange and other movements	29,220	31,381
Ending balance	(121,927)	(213,179)
Group [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(691,721)	(720,429)
- Increases due to change in credit risk	(246,018)	(190,013)
Decreases due to change in credit risk	124,081	124,701
- Charge-offs	176,125	153,164
- Changes due to modifications that did not result in derecognition	810	26,842
New financial assets originated or purchased	(257,628)
New financial assets originated or purchased		(260,650)
Financial assets that have been derecognized	124,703	206,018
Foreign exchange and other movements	20,024	(31,354)
Ending balance	(749,624)	(691,721)
Group [Member] | Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(424,938)	(426,173)
- Increases due to change in credit risk	(88,055)	(102,066)
Decreases due to change in credit risk	73,173	51,683
- Charge-offs	82,078	60,998
- Changes due to modifications that did not result in derecognition		25,936
New financial assets originated or purchased	(109,556)
New financial assets originated or purchased		(143,525)
Financial assets that have been derecognized	87,765	138,566
Foreign exchange and other movements	4,684	(30,357)
Ending balance	(374,849)	(424,938)
Group [Member] | Mortgages loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(77,298)	(73,465)
- Increases due to change in credit risk	(43,274)	(23,189)
Decreases due to change in credit risk	12,936	15,587
- Charge-offs	3,756	3,994
- Changes due to modifications that did not result in derecognition	617	84
New financial assets originated or purchased	(4,696)	(20,928)
Financial assets that have been derecognized	5,005	20,708
Foreign exchange and other movements	2,110	(89)
Ending balance	(100,844)	(77,298)
Group [Member] | Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(189,485)	(220,791)
- Increases due to change in credit risk	(114,689)	(64,758)
Decreases due to change in credit risk	37,972	57,431
- Charge-offs	90,291	88,172
- Changes due to modifications that did not result in derecognition	193	822
New financial assets originated or purchased	(143,375)	(96,197)
Financial assets that have been derecognized	31,933	46,744
Foreign exchange and other movements	13,229	(908)
Ending balance	(273,931)	(189,485)
Group [Member] | Stage1 [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(157,514)	(165,461)
- Transfers to stage 1	(42,333)	(59,643)
- Transfers to stage 2	13,819	14,455
- Transfers to stage 3	5,437	3,441
- Increases due to change in credit risk	(30,680)	(18,682)
Decreases due to change in credit risk	55,723	89,207
- Charge-offs	2,155	2,050
New financial assets originated or purchased	(86,195)
New financial assets originated or purchased		(76,803)
Financial assets that have been derecognized	34,463	55,342
Foreign exchange and other movements	11,591	(1,420)
Ending balance	(193,534)	(157,514)
Group [Member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(75,229)	(88,080)
- Transfers to stage 1	(17,319)	(15,914)
- Transfers to stage 2	4,510	6,528
- Transfers to stage 3	2,634	1,659
- Increases due to change in credit risk	(7,105)	(11,167)
Decreases due to change in credit risk	18,490	30,711
- Charge-offs	280	75
New financial assets originated or purchased	(35,392)
New financial assets originated or purchased		(33,106)
Financial assets that have been derecognized	19,317	34,738
Foreign exchange and other movements	5,220	(673)
Ending balance	(84,594)	(75,229)
Group [Member] | Stage1 [member] | Mortgages loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(14,156)	(10,732)
- Transfers to stage 1	(5,326)	(12,872)
- Transfers to stage 2	2,007	584
- Transfers to stage 3	303	50
- Increases due to change in credit risk	(6,863)	(2,301)
Decreases due to change in credit risk	7,986	13,384
- Charge-offs	1
New financial assets originated or purchased	(2,256)	(4,314)
Financial assets that have been derecognized	803	2,505
Foreign exchange and other movements	453	(460)
Ending balance	(17,048)	(14,156)
Group [Member] | Stage1 [member] | Consumer loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(68,129)	(66,649)
- Transfers to stage 1	(19,688)	(30,857)
- Transfers to stage 2	7,302	7,343
- Transfers to stage 3	2,500	1,732
- Increases due to change in credit risk	(16,712)	(5,214)
Decreases due to change in credit risk	29,247	45,112
- Charge-offs	1,874	1,975
New financial assets originated or purchased	(48,547)	(39,383)
Financial assets that have been derecognized	14,343	18,099
Foreign exchange and other movements	5,918	(287)
Ending balance	(91,892)	(68,129)
Group [Member] | Stage 2 [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(263,466)	(280,410)
- Transfers to stage 1	37,546	54,981
- Transfers to stage 2	(22,291)	(25,098)
- Transfers to stage 3	38,399	27,535
- Increases due to change in credit risk	(94,015)	(67,529)
Decreases due to change in credit risk	53,623	27,141
- Charge-offs	12,899	12,455
New financial assets originated or purchased	(68,560)
New financial assets originated or purchased		(86,958)
Financial assets that have been derecognized	31,720	80,384
Foreign exchange and other movements	337	(5,967)
Ending balance	(273,808)	(263,466)
Group [Member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(141,308)	(126,543)
- Transfers to stage 1	15,103	15,319
- Transfers to stage 2	(8,905)	(11,787)
- Transfers to stage 3	17,474	10,759
- Increases due to change in credit risk	(23,979)	(33,454)
Decreases due to change in credit risk	42,322	13,275
- Charge-offs	1,538	1,178
New financial assets originated or purchased	(14,486)
New financial assets originated or purchased		(46,729)
Financial assets that have been derecognized	15,591	41,738
Foreign exchange and other movements	(5,884)	(5,064)
Ending balance	(102,534)	(141,308)
Group [Member] | Stage 2 [member] | Mortgages loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(44,636)	(48,514)
- Transfers to stage 1	4,962	12,465
- Transfers to stage 2	(4,056)	(2,273)
- Transfers to stage 3	10,001	3,488
- Increases due to change in credit risk	(29,260)	(13,318)
Decreases due to change in credit risk	3,079	1,923
- Charge-offs	48	17
New financial assets originated or purchased	(1,297)	(11,890)
Financial assets that have been derecognized	1,944	13,904
Foreign exchange and other movements	1,286	(438)
Ending balance	(57,929)	(44,636)
Group [Member] | Stage 2 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(77,522)	(105,353)
- Transfers to stage 1	17,481	27,197
- Transfers to stage 2	(9,331)	(11,038)
- Transfers to stage 3	10,924	13,288
- Increases due to change in credit risk	(40,776)	(20,757)
Decreases due to change in credit risk	8,222	11,943
- Charge-offs	11,313	11,260
New financial assets originated or purchased	(52,776)	(28,339)
Financial assets that have been derecognized	14,185	24,742
Foreign exchange and other movements	4,935	(465)
Ending balance	(113,345)	(77,522)
Group [Member] | Stage 3 [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(270,741)	(274,558)
- Transfers to stage 1	4,787	4,662
- Transfers to stage 2	8,472	10,643
- Transfers to stage 3	(43,836)	(30,976)
- Increases due to change in credit risk	(121,323)	(103,802)
Decreases due to change in credit risk	14,735	8,353
- Charge-offs	161,071	138,659
- Changes due to modifications that did not result in derecognition	810	26,842
New financial assets originated or purchased	(102,873)
New financial assets originated or purchased		(96,889)
Financial assets that have been derecognized	58,520	70,292
Foreign exchange and other movements	8,096	(23,967)
Ending balance	(282,282)	(270,741)
Group [Member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(208,401)	(211,550)
- Transfers to stage 1	2,216	595
- Transfers to stage 2	4,395	5,259
- Transfers to stage 3	(20,108)	(12,418)
- Increases due to change in credit risk	(56,971)	(57,445)
Decreases due to change in credit risk	12,361	7,697
- Charge-offs	80,260	59,745
- Changes due to modifications that did not result in derecognition		25,936
New financial assets originated or purchased	(59,678)
New financial assets originated or purchased		(63,690)
Financial assets that have been derecognized	52,857	62,090
Foreign exchange and other movements	5,348	(24,620)
Ending balance	(187,721)	(208,401)
Group [Member] | Stage 3 [member] | Mortgages loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(18,506)	(14,219)
- Transfers to stage 1	364	407
- Transfers to stage 2	2,049	1,689
- Transfers to stage 3	(10,304)	(3,538)
- Increases due to change in credit risk	(7,151)	(7,570)
Decreases due to change in credit risk	1,871	280
- Charge-offs	3,707	3,977
- Changes due to modifications that did not result in derecognition	617	84
New financial assets originated or purchased	(1,143)	(4,724)
Financial assets that have been derecognized	2,258	4,299
Foreign exchange and other movements	371	809
Ending balance	(25,867)	(18,506)
Group [Member] | Stage 3 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(43,834)	(48,789)
- Transfers to stage 1	2,207	3,660
- Transfers to stage 2	2,029	3,695
- Transfers to stage 3	(13,424)	(15,020)
- Increases due to change in credit risk	(57,201)	(38,787)
Decreases due to change in credit risk	503	376
- Charge-offs	77,104	74,937
- Changes due to modifications that did not result in derecognition	193	822
New financial assets originated or purchased	(42,052)	(28,475)
Financial assets that have been derecognized	3,405	3,903
Foreign exchange and other movements	2,376	(156)
Ending balance	$ (68,694)	$ (43,834)